Statement of Additional Information Supplement

Northern Funds

Supplement dated December 22, 2009 to Statement of Additional Information dated July 31, 2009

The paragraph entitled “Repurchase Agreements” under ADDITIONAL INVESTMENT INFORMATION – INVESTMENT OBJECTIVES AND STRATEGIES beginning on page 29, is replaced by the following:

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable.

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The third line of the table under “Portfolio Managers,” beginning on page 80, is replaced by the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Growth Equity Fund	George P. Maris

The seventh line of the table under “Portfolio Managers,” beginning on page 80, is replaced by the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Mid Cap Growth Fund	Matthew Peron

The ninth line of the table under “Portfolio Managers,” beginning on page 80, is replaced by the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Small Cap Growth Fund	Matthew Peron and Michael J. Towle

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The following information is added to the information under “Disclosure of Securities Ownership” on page 91:

Disclosure of Securities Ownership

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Matthew Peron	Mid Cap Growth Fund	$0